Fixed Assets and Intangible Assets (Details Narrative) - USD ($)	8 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2015
Content Checked Inc [Member]
Amortization expenses related to software asset	$ 1,449	$ 3,000